Segment Information (Tables)	12 Months Ended
Aug. 31, 2021
Segment Reporting [Abstract]
Schedule of revenue and operating results by segments
	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	181,793	448,561	36,292	666,646
Costs of revenue	(148,332)	(285,556)	(42,250)	(476,138)
Segment profit	33,461	163,005	(5,958)	190,508

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	835,927	540,387	100,033	1,476,347
Costs of revenue	(588,840)	(338,363)	(132,334)	(1,059,537)
Segment profit	247,087	202,024	(32,301)	416,810

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	502,607	625,640	273,533	1,401,780
Costs of revenue	(513,871)	(382,548)	(283,844)	(1,180,263)
Segment profit	(11,264)	243,092	(10,311)	221,517

Schedule of total revenues
	For the year ended August 31,
	2019	2020	2021
Revenues from sales originated:
China **	469,719	638,435	911,562
Canada	10,226	16,914	9,265
US	24,977	188,111	61,641
UK	161,724	632,887	419,312
Total	666,646	1,476,347	1,401,780

**	Includes mainland China and Hong Kong.

Schedule of long-lived assets including property and equipment, net, land use rights, net and operating and finance lease right-of-use assets
	As of August 31,
	2020	2021
China **	354,656	426,131
Canada	12,918	10,411
US	440,053	398,708
UK	1,566,622	1,457,975
Total	2,374,249	2,293,225

**	Includes mainland China and Hong Kong.